Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Costs [Line Items]
Average number of staff employed under contracts of service	26	29	33
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	20	23	26
Administrative Expense
Staff Costs [Line Items]
Average number of staff employed under contracts of service	6	6	7